UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 91.2%
	Face Amount(1)		Value
Argentina — 1.7%
Argentine Republic Government International Bond
7.50%, 04/22/26		$200,000	$104,000
6.88%, 01/11/48		100,000	47,875
5.63%, 01/26/22		300,000	155,250
Provincia de Buenos Aires
VAR 30-35d Argentina BADLAR Private Banks+3.750%, 52.27%, 04/12/25(a)	ARS	10,000,000	90,263
9.13%, 03/16/24		390,000	170,625
Transportadora de Gas del Sur
Callable 05/02/22 @ $ 103
6.75%, 05/02/25		250,000	220,625

			788,638

Brazil — 4.7%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/27	BRL	5,250,000	1,538,943
MV24 Capital BV
6.75%, 06/01/34(a)		631,078	666,608

			2,205,551

Canada — 0.9%
Gran Tierra Energy International Holdings
Callable 02/15/22 @ $ 103
6.25%, 02/15/25		471,000	423,900

Chile — 5.9%
AES Gener
Callable 04/07/25 @ $ 100
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.917%, 6.35%, 10/07/79(a)		500,000	512,500
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/30(a)	CLP	335,000,000	506,883

1

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Chile — (continued)
Celulosa Arauco y Constitucion
Callable 10/30/48 @ $100
5.50%, 04/30/49		$400,000	$415,004
Nacional del Cobre de Chile
5.63%, 09/21/35		440,000	551,905
Callable 05/01/27 @ $100
3.63%, 08/01/27		750,000	779,790

			2,766,082

China — 5.0%
Alibaba Group Holding
Callable 08/28/24 @ $100
3.60%, 11/28/24		400,000	421,346
CAR
Callable 01/30/20 @ $102
6.00%, 02/11/21		600,000	556,604
Charming Light Investments MTN
Callable 12/21/22 @ $100
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.083%, 4.25%(b)		275,000	279,689
Sinopec Group Overseas Development 2015
4.10%, 04/28/45		1,000,000	1,095,720

			2,353,359

Colombia — 1.4%
Colombian TES
7.50%, 08/26/26	COP	500,000,000	166,051
Ecopetrol
5.88%, 05/28/45		130,000	153,237
Millicom International Cellular
Callable 03/25/24 @ $103
6.25%, 03/25/29		300,000	330,987

			650,275

2

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Costa Rica — 0.9%
Costa Rica Government International Bond
7.00%, 04/04/44		$200,000	$210,500
4.38%, 04/30/25		200,000	199,500

			410,000

Czech Republic — 0.6%
Czech Republic Government Bond
4.70%, 09/12/22	CZK	2,520,000	120,142
1.00%, 06/26/26	CZK	4,290,000	181,850

			301,992

Dominican Republic — 3.4%
Dominican Republic International Bond
8.90%, 02/15/23(a)	DOP	43,820,000	823,267
7.50%, 05/06/21		73,333	76,176
6.88%, 01/29/26		110,000	125,539
6.85%, 01/27/45		500,000	570,625

			1,595,607

Ecuador — 1.3%
Ecuador Government International Bond
7.88%, 01/23/28		700,000	622,132

Egypt — 0.4%
Egypt Government International Bond
6.59%, 02/21/28		200,000	208,500

Ethiopia — 0.9%
Ethiopia International Bond
6.63%, 12/11/24		410,000	442,060

3

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Hungary — 1.1%
Hungary Government Bond
3.00%, 06/26/24	HUF	33,530,000	$124,628
2.75%, 12/22/26	HUF	60,070,000	221,312
2.50%, 10/27/21	HUF	35,160,000	124,478
1.75%, 10/26/22	HUF	13,810,000	48,582

			519,000

India — 0.4%
Indiabulls Housing Finance MTN
6.38%, 05/28/22		250,000	196,097

Indonesia — 7.4%
Indonesia Government International Bond MTN
5.25%, 01/17/42		350,000	421,003
5.13%, 01/15/45		450,000	535,554
4.10%, 04/24/28		900,000	975,629
Indonesia Treasury Bond
7.00%, 05/15/27	IDR	5,000,000,000	358,753
6.63%, 05/15/33	IDR	18,000,000,000	1,195,751

			3,486,690

Iraq — 0.9%
Iraq International Bond
Callable 02/16/20 @ $100
5.80%, 01/15/28		440,000	429,824

Ivory Coast — 0.4%
Ivory Coast Government International Bond
6.38%, 03/03/28		170,000	179,244

4

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Jordan — 0.7%
Jordan Government International Bond
6.13%, 01/29/26		$300,000	$321,019

Kazakhstan — 1.8%
KazMunayGas National JSC
5.75%, 04/19/47		700,000	834,750

Kenya — 0.5%
Kenya Government International Bond
8.00%, 05/22/32(a)		220,000	239,338

Lebanon — 0.5%
Lebanon Government International Bond
6.75%, 11/29/27		500,000	222,500

Malaysia — 1.5%
Malaysia Government Bond
4.23%, 06/30/31	MYR	660,000	171,189
3.90%, 11/30/26	MYR	1,000,000	252,774
3.66%, 10/15/20	MYR	1,100,000	270,500

			694,463

Mexico — 7.3%
Banco Mercantil del Norte
Callable 06/27/29 @ $100
VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 7.50%(a)(b)		750,000	800,632
Grupo Cementos de Chihuahua
Callable 06/23/21 @ $103
5.25%, 06/23/24		260,000	269,428
Mexican Bonos
8.00%, 06/11/20	MXN	2,000,000	106,337
8.00%, 11/07/47	MXN	6,000,000	347,510

5

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Mexico — (continued)
Mexico Government International Bond MTN
4.75%, 03/08/44		$150,000	$165,750
Petroleos Mexicanos
Callable 07/23/49 @ $100
7.69%, 01/23/50(a)		379,000	413,618
7.19%, 09/12/24	MXN	17,000,000	818,237
Callable 11/23/26 @ $100
6.49%, 01/23/27(a)		400,000	425,600
4.50%, 01/23/26		100,000	99,580

			3,446,692

Mongolia — 1.0%
Development Bank of Mongolia
7.25%, 10/23/23		250,000	264,612
Mongolia Government International Bond MTN
8.75%, 03/09/24		200,000	227,188

			491,800

Mozambique — 0.5%
Mozambique International Bond
5.00%, 09/15/31		239,000	222,617

Nigeria — 2.4%
IHS Netherlands Holdco BV
Callable 09/18/22 @ $104
8.00%, 09/18/27(a)		350,000	371,875
Nigeria Government International Bond MTN
6.50%, 11/28/27		760,000	775,369

			1,147,244

6

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Oman — 1.1%
Oman Government International Bond MTN
6.00%, 08/01/29(a)		$480,000	$501,005

Peru — 3.3%
Lima Metro Line 2 Finance
4.35%, 04/05/36(a)		300,000	317,625
Peru Government Bond
6.71%, 02/12/55	PEN	500,000	182,809
6.15%, 08/12/32(a)	PEN	1,580,000	540,158
Petroleos del Peru
5.63%, 06/19/47		440,000	510,809

			1,551,401

Poland — 2.3%
Republic of Poland Government Bond
5.75%, 09/23/22	PLN	1,300,000	379,977
5.25%, 10/25/20	PLN	840,000	228,855
2.50%, 07/25/26	PLN	1,700,000	461,552

			1,070,384

Qatar — 3.2%
Qatar Government International Bond
4.82%, 03/14/49(a)		300,000	371,250
4.50%, 04/23/28		1,000,000	1,145,020

			1,516,270

Romania — 0.6%
Romania Government Bond
5.80%, 07/26/27	RON	210,000	54,075
3.25%, 03/22/21	RON	700,000	163,368
3.25%, 04/29/24	RON	290,000	66,269

			283,712

7

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Russia — 4.7%
ALROSA Finance
Callable 01/09/24 @ $100
4.65%, 04/09/24		$800,000	$853,827
Russian Federal Inflation Linked Bond
2.50%, 02/02/28	RUB	20,000,000	312,529
Russian Railways Via RZD Capital
8.80%, 10/04/25	RUB	60,500,000	1,061,032

			2,227,388

Saudi Arabia — 1.3%
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22		600,000	608,934

Senegal — 1.1%
Senegal Government International Bond
6.25%, 05/23/33		500,000	525,233

South Africa — 4.5%
Republic of South Africa Government Bond
10.50%, 12/21/26	ZAR	5,000,000	399,266
8.75%, 02/28/48	ZAR	10,000,000	629,589
7.75%, 02/28/23	ZAR	2,000,000	144,812
Republic of South Africa Government International Bond
6.25%, 03/08/41		290,000	311,639
4.85%, 09/30/29		400,000	400,000
4.67%, 01/17/24		220,000	229,625

			2,114,931

Sri Lanka — 1.8%
Sri Lanka Government International Bond
6.85%, 03/14/24		850,000	860,578

8

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value

Thailand — 1.5%
Thailand Government Bond
3.85%, 12/12/25	THB	9,260,000	$353,791
3.40%, 06/17/36	THB	8,110,000	334,559

			688,350

Turkey — 4.3%
Petkim Petrokimya Holding
Callable 01/26/21 @ $103
5.88%, 01/26/23		800,000	804,000
Turkey Government Bond
10.40%, 03/20/24	TRY	3,000,000	486,132
Turkey Government International Bond
7.25%, 12/23/23		300,000	324,589
6.00%, 01/14/41		260,000	241,904
4.25%, 04/14/26		200,000	186,548

			2,043,173

Ukraine — 2.3%
Kernel Holding
8.75%, 01/31/22		600,000	646,565
Ukraine Government International Bond
7.75%, 09/01/26		400,000	437,189

			1,083,754

United Arab Emirates — 2.5%
Abu Dhabi Crude Oil Pipeline
4.60%, 11/02/47		220,000	254,100
GEMS MENASA Cayman
Callable 07/31/22 @ $104
7.13%, 07/31/26(a)		400,000	421,000
MAF Global Securities
Callable 09/07/22 @ $100
VAR USD Swap Semi 30/360 5 Yr Curr+3.476%, 5.50% (b)		500,000	510,000

			1,185,100

9

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value

United States — 0.3%
Citgo Holding
Callable 08/01/21 @ $105
9.25%, 08/01/24(a)	$120,000	$128,700

Uruguay — 1.5%
Uruguay Government International Bond
7.88%, 01/15/33	150,000	222,751
5.10%, 06/18/50	90,000	107,973
Callable 10/23/30 @ $100
4.38%, 01/23/31	330,000	368,940

		699,664

Uzbekistan — 1.4%
Republic of Uzbekistan Bond MTN
5.38%, 02/20/29	600,000	666,173

Total Global Bonds
(Cost $42,444,079)		42,954,124

U.S. TREASURY OBLIGATION — 4.1%

U.S. Treasury Note
1.63%, 8/15/2029	2,000,000	1,949,922

Total U.S. Treasury Obligations
(Cost $1,964,445)		1,949,922

Total Investments — 95.3%

(Cost $44,408,524)		$44,904,046

Percentages are based on Net Assets of $47,119,920.

(1)	In U.S. dollars unless otherwise indicated.

10

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
DECEMBER 31, 2019
(UNAUDITED)

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $7,130,322 or 15.1% of net assets.

(b)	Perpetual security with no stated maturity date.

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Columbia Peso

CZK — Czech Koruna

DOP — Dominican Peso

HUF — Hungarian Forint

IDR — Indonesian Rupiah

JSC — Joint Stock Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Sol

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Bhat

TRY — Turkish Lira

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

As of December 31, 2019, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

AAM-QH-001-0200

11

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 90.9%
	Face Amount	Value
Communication Services — 14.0%
CCO Holdings
Callable 01/31/20 @ $ 102
5.75%, 01/15/24	$32,000	$32,560
Callable 02/15/21 @ $ 103
5.75%, 02/15/26(a)	143,000	150,868
Callable 01/31/20 @ $ 101
5.25%, 09/30/22	225,000	227,531
CenturyLink
6.45%, 06/15/21	280,000	293,090
Clear Channel Worldwide Holdings
Callable 02/15/21 @ $ 105
9.25%, 02/15/24(a)	52,000	57,590
CSC Holdings
Callable 10/15/20 @ $ 103
6.63%, 10/15/25(a)	200,000	212,750
DISH DBS
6.75%, 06/01/21	240,000	252,588
5.88%, 07/15/22	100,000	106,000
Frontier Communications
8.75%, 04/15/22	90,000	43,425
Intelsat Jackson Holdings
9.50%, 09/30/22(a)	95,000	107,528
Callable 01/31/20 @ $ 104
8.00%, 02/15/24(a)	110,000	112,888
Level 3 Financing
Callable 01/31/20 @ $ 101
5.38%, 01/15/24	100,000	101,625
Nokia
3.38%, 06/12/22	130,000	131,625
Sinclair Television Group
Callable 01/16/20 @ $ 103
5.63%, 08/01/24(a)	195,000	200,606
Sirius XM Radio
Callable 07/15/21 @ $ 102
4.63%, 07/15/24(a)	28,000	29,400

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Communication Services — (continued)
Sprint
7.25%, 09/15/21	$280,000	$296,100
T-Mobile USA
Callable 01/13/20 @ $ 103
6.50%, 01/15/24	140,000	144,028
Univision Communications
Callable 01/31/20 @ $ 101
6.75%, 09/15/22(a)	85,000	86,275
Callable 01/31/20 @ $ 102
5.13%, 05/15/23(a)	105,000	104,738
Virgin Media Finance
Callable 01/15/20 @ $ 103
5.75%, 01/15/25(a)	200,000	205,750

		2,896,965

Consumer Discretionary — 12.2%
Beazer Homes USA
Callable 03/15/20 @ $ 105
6.75%, 03/15/25	68,000	71,400
Boyne USA
Callable 05/01/21 @ $ 104
7.25%, 05/01/25(a)	185,000	201,187
Dana
Callable 01/31/20 @ $ 103
5.50%, 12/15/24	242,000	248,757
Fiat Chrysler Automobiles
4.50%, 04/15/20	200,000	201,250
Goodyear Tire & Rubber
Callable 01/31/20 @ $ 101
5.13%, 11/15/23	130,000	132,224
International Game Technology
Callable 08/15/21 @ $ 100
6.25%, 02/15/22(a)	200,000	211,000
KB Home
7.50%, 09/15/22	95,000	106,637
Callable 09/15/21 @ $ 100
7.00%, 12/15/21	100,000	107,250

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Consumer Discretionary — (continued)
L Brands
6.63%, 04/01/21	$110,000	$115,225
5.63%, 02/15/22	55,000	57,888
Lennar
8.38%, 01/15/21	90,000	95,175
Callable 10/15/21 @ $100
4.13%, 01/15/22	95,000	97,138
NCL
Callable 12/15/21 @ $102
3.63%, 12/15/24(a)	179,000	181,461
Penske Automotive Group
3.75%, 08/15/20	100,000	101,000
Scientific Games International
Callable 03/15/22 @ $104
8.25%, 03/15/26(a)	202,000	222,705
Viking Cruises
Callable 05/15/20 @ $103
6.25%, 05/15/25(a)	76,000	79,135
William Lyon Homes
Callable 01/31/20 @ $100
7.00%, 08/15/22	19,000	19,048
Callable 09/01/20 @ $103
6.00%, 09/01/23	140,000	145,950
Wyndham Destinations
Callable 12/01/21 @ $100
4.25%, 03/01/22	125,000	127,500

		2,521,930

Consumer Staples — 2.4%
Albertsons
Callable 01/31/20 @ $105
6.63%, 06/15/24	161,000	168,512
Post Holdings
8.00%, 07/15/25(a)	279,000	298,809
Rite Aid
Callable 01/31/20 @ $103
6.13%, 04/01/23(a)	35,000	32,200

		499,521

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Energy — 13.2%
Antero Resources
Callable 01/31/20 @ $ 100
5.38%, 11/01/21	$150,000	$142,828
Callon Petroleum
Callable 01/31/20 @ $ 105
6.13%, 10/01/24	119,000	121,254
Carrizo Oil & Gas
Callable 01/31/20 @ $ 103
6.25%, 04/15/23	95,000	96,411
Continental Resources
Callable 01/31/20 @ $ 101
5.00%, 09/15/22	120,000	120,861
CSI Compressco
Callable 01/31/20 @ $ 102
7.25%, 08/15/22	110,000	101,200
DCP Midstream Operating
Callable 06/30/21 @ $ 100
4.75%, 09/30/21(a)	125,000	128,437
Denbury Resources
Callable 01/31/20 @ $ 105
9.00%, 05/15/21(a)	100,000	96,750
Energy Transfer Operating
7.50%, 10/15/20	205,000	213,042
Genesis Energy
Callable 01/31/20 @ $ 102
6.75%, 08/01/22	105,000	106,050
NuStar Logistics
4.80%, 09/01/20	155,000	156,937
Callable 11/01/21 @ $ 100
4.75%, 02/01/22	45,000	46,350
Oasis Petroleum
Callable 01/31/20 @ $ 100
6.88%, 03/15/22	150,000	144,375
Parsley Energy
Callable 01/31/20 @ $ 105
6.25%, 06/01/24(a)	140,000	145,600

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Energy — (continued)
PDC Energy
Callable 01/31/20 @ $ 105
6.13%, 09/15/24	$117,000	$118,462
Sabine Pass Liquefaction
Callable 11/01/20 @ $ 100
5.63%, 02/01/21	105,000	107,929
SM Energy
Callable 01/31/20 @ $ 102
6.13%, 11/15/22	110,000	111,100
Southwestern Energy
Callable 12/15/21 @ $ 100
4.10%, 03/15/22	80,000	78,300
Sunoco
Callable 01/31/20 @ $ 102
4.88%, 01/15/23	190,000	194,279
Targa Resources Partners
Callable 01/31/20 @ $ 103
6.75%, 03/15/24	190,000	196,888
Transocean Sentry
Callable 05/16/21 @ $ 103
5.38%, 05/15/23(a)	100,000	101,750
Whiting Petroleum
Callable 12/15/20 @ $ 100
5.75%, 03/15/21	90,000	85,140
WPX Energy
Callable 06/01/23 @ $ 100
8.25%, 08/01/23	95,000	109,250

		2,723,193

Financials — 10.8%
Ally Financial
4.13%, 03/30/20	355,000	361,362
Callable 04/21/24 @ $ 100
3.88%, 05/21/24	200,000	209,500
Barclays
Callable 09/15/23 @ $ 100
VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 7.75% (b)	200,000	218,500

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Financials — (continued)
CIT Group
5.00%, 08/15/22	$95,000	$100,700
Callable 11/16/23 @ $100
4.75%, 02/16/24	95,000	101,412
Citigroup
Callable 03/27/20 @ $100
VAR ICE LIBOR USD 3 Month+4.059%, 5.88%(b)	150,000	150,750
Callable 09/12/24 @ $100
VAR United States Secured Overnight Financing Rate+3.813%, 5.00%(b)	100,000	104,750
Goldman Sachs Group
Callable 01/31/20 @ $100
VAR ICE LIBOR USD 3 Month+3.884%, 5.78%(b)	18,000	18,090
Hartford Financial Services Group
Callable 01/31/20 @ $100
VAR ICE LIBOR USD 3 Month+2.125%, 4.03%, 02/12/47(a)	175,000	164,938
JPMorgan Chase
Callable 01/30/20 @ $100
VAR ICE LIBOR USD 3 Month+3.470%, 5.41%(b)	82,000	82,738
Ladder Capital Finance Holdings LLLP
Callable 01/31/20 @ $101
5.88%, 08/01/21(a)	128,000	129,760
Navient
6.63%, 07/26/21	185,000	195,638
Park Aerospace Holdings
Callable 07/15/22 @ $100
5.25%, 08/15/22(a)	140,000	149,156
Royal Bank of Scotland Group
6.13%, 12/15/22	125,000	136,826
Springleaf Finance
8.25%, 12/15/20	90,000	94,433

		2,218,553

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Health Care — 6.5%
Bausch Health
Callable 04/15/20 @ $103
6.13%, 04/15/25(a)	$50,000	$51,662
Callable 01/31/20 @ $101
5.88%, 05/15/23(a)	159,000	160,391
Centene
Callable 01/31/20 @ $104
4.75%, 01/15/25(a)	300,000	311,619
CHS
Callable 03/31/20 @ $103
6.25%, 03/31/23	135,000	137,025
Endo Finance
Callable 01/31/20 @ $101
5.38%, 01/15/23(a)	105,000	70,788
HCA Healthcare
6.25%, 02/15/21	320,000	333,600
Tenet Healthcare
Callable 09/01/21 @ $102
4.63%, 09/01/24(a)	255,000	265,863

		1,330,948

Industrials — 16.4%
American Airlines Group
5.00%, 06/01/22(a)	155,000	162,169
4.63%, 03/01/20(a)	295,000	295,463
American Airlines Pass Through Trust, Series 2013-2, Class B
5.60%, 07/15/20(a)	78,367	79,638
Ardagh Packaging Finance
Callable 01/13/20 @ $102
4.25%, 09/15/22(a)	200,000	202,420
Avis Budget Car Rental
Callable 01/31/20 @ $105
6.38%, 04/01/24(a)	100,000	103,750
Bombardier
Callable 01/31/20 @ $101
6.00%, 10/15/22(a)	197,000	196,941

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Industrials — (continued)
CNH Industrial Capital
4.38%, 04/05/22	$95,000	$99,174
Colfax
Callable 02/15/21 @ $103
6.00%, 02/15/24(a)	85,000	90,312
DAE Funding
Callable 01/31/20 @ $102
4.00%, 08/01/20(a)	100,000	100,625
Griffon
Callable 01/31/20 @ $101
5.25%, 03/01/22	145,000	145,544
Hertz
Callable 01/31/20 @ $101
6.25%, 10/15/22	150,000	151,687
ILFC E-Capital Trust II
Callable 01/31/20 @ $100
VAR ICE LIBOR USD 3 Month+1.800%, 4.15%, 12/21/65(a)	160,000	129,500
Mauser Packaging Solutions Holding
Callable 04/15/20 @ $103
5.50%, 04/15/24(a)	100,000	103,010
Meritor
Callable 01/31/20 @ $103
6.25%, 02/15/24	190,000	194,693
Norobord
6.25%, 04/15/23	200,000	214,000
Reynolds Group Issuer
Callable 01/31/20 @ $104
7.00%, 07/15/24(a)	192,000	198,480
Callable 01/31/20 @ $100
5.75%, 10/15/20	184,130	184,361
Triumph Group
Callable 09/15/20 @ $103
6.25%, 09/15/24(a)	179,000	188,174
Uber Technologies
Callable 11/01/20 @ $104
7.50%, 11/01/23(a)	80,000	83,600

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Industrials — (continued)
United Airlines Holdings
4.88%, 01/15/25	$75,000	$79,500
4.25%, 10/01/22	225,000	235,125
Weekley Homes
Callable 01/31/20 @ $102
6.00%, 02/01/23	152,000	152,190

		3,390,356

Information Technology — 4.0%
CommScope
Callable 03/01/21 @ $103
5.50%, 03/01/24(a)	20,000	20,850
Callable 01/13/20 @ $100
5.00%, 06/15/21(a)	25,000	25,012
Dell International
Callable 01/16/20 @ $105
7.13%, 06/15/24(a)	140,000	147,700
Callable 01/16/20 @ $101
5.88%, 06/15/21(a)	138,000	140,157
Hughes Satellite Systems
7.63%, 06/15/21	145,000	154,925
NCR
Callable 01/31/20 @ $101
5.00%, 07/15/22	150,000	151,594
Seagate HDD Cayman
Callable 02/01/22 @ $100
4.25%, 03/01/22	95,000	98,336
Sophia
Callable 01/31/20 @ $102
9.00%, 09/30/23(a)	91,000	93,503

		832,077

Materials — 6.3%
Cleveland-Cliffs
Callable 01/15/21 @ $102
4.88%, 01/15/24(a)	147,000	150,116
Constellium
Callable 01/31/20 @ $103
5.75%, 05/15/24(a)	250,000	256,875

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Materials — (continued)
Crown Americas
4.50%, 01/15/23	$90,000	$94,613
FMG Resources August 2006 Pty
Callable 02/15/22 @ $100
4.75%, 05/15/22(a)	135,000	139,388
Huntsman International
Callable 08/15/22 @ $100
5.13%, 11/15/22	85,000	90,794
New Gold
Callable 01/09/20 @ $101
6.25%, 11/15/22(a)	75,000	74,648
NOVA Chemicals
Callable 01/31/20 @ $102
5.25%, 08/01/23(a)	175,000	178,726
Owens-Brockway Glass Container
5.00%, 01/15/22(a)	115,000	119,369
Teck Resources
Callable 10/15/21 @ $100
4.75%, 01/15/22	85,000	88,063
Callable 10/15/20 @ $100
4.50%, 01/15/21	109,000	110,573

		1,303,165

Real Estate — 4.4%
Equinix
5.38%, 01/01/22	85,000	86,142
GLP Capital
Callable 08/01/24 @ $100
3.35%, 09/01/24	95,000	96,967
Iron Mountain
Callable 01/13/20 @ $102
6.00%, 08/15/23	65,000	66,381
Callable 01/13/20 @ $101
4.38%, 06/01/21(a)	120,000	121,206
iStar
Callable 01/06/20 @ $103
6.00%, 04/01/22	125,000	128,750

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Real Estate — (continued)
Callable 05/01/25 @ $100
4.25%, 08/01/25	$50,000	$50,548
SBA Communications
Callable 01/31/20 @ $101
4.88%, 07/15/22	195,000	197,438
Service Properties Trust
Callable 09/01/24 @ $100
4.35%, 10/01/24	150,000	154,153

		901,585

Utilities — 0.7%
Calpine
Callable 01/21/20 @ $100
6.00%, 01/15/22(a)	145,000	145,181

Total Corporate Obligations
(Cost $18,592,059)		18,763,474

LOAN PARTICIPATIONS — 4.8%

Application Software — 1.0%
Infor (US) Inc., Term Loan B6,
4.854%, 02/01/22 (c)	199,314	200,097

Chemicals — 0.9%
Reynolds Group Holdings, Incremental US Term Loans,
4.549%, 02/05/23 (c)	198,977	199,445

Environmental Services — 1.0%
Advanced Disposal Services Inc., Additional Term Loan, 1st Lien,
3.853%, 11/10/23 (c)	198,916	199,513

Information Technology — 0.9%
Sophia LP, Term Loan B,
5.195%, 09/30/22 (c)	198,887	199,242

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

LOAN PARTICIPATIONS — (continued)
	Face Amount	Value
Packaging — 1.0%
Berry Plastics, 1st Lien,
3.715%, 10/01/22 (c)	$200,000	$200,554

Total Loan Participations
(Cost $994,353)		998,851

PREFERRED STOCK — 0.9%
	Shares
Financials — 0.9%
GMAC Capital Trust I 7.69%	6,700	174,535

Total Preferred Stock
(Cost $175,330)		174,535

Total Investments — 96.6%

(Cost $19,761,742)		$19,936,860

Percentages are based on Net Assets of $20,631,644.

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $7,818,417 or 37.9% of net assets.

(b)	Perpetual security with no stated maturity date.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

Pty — Proprietary

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
DECEMBER 31, 2019
(UNAUDITED)

The following is a list of the level of inputs used as of December 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$18,763,474	$–	$18,763,474
Loan Participations	–	998,851	–	998,851
Preferred Stock	174,535	–	–	174,535

Total Investments in Securities	$174,535	$19,762,325	$–	$19,936,860

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

AAM-QH-002-0200

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: February 26, 2020